NScore Series of Variable Annuities

National Security Life and Annuity Company

National Security Variable Account N

Supplement dated November 1, 2013

to the Prospectuses dated May 1, 2013

The following supplements and amends the prospectuses dated May 1, 2013:

The following supplements “Available Funds” in the prospectus.

Available Funds

Effective November 1, 2013, the following are additional Available Funds under your contract:

Fund	Investment Adviser (Subadviser)
Federated Insurance Series
Federated Managed Tail Risk Fund II (Service Shares)	Federated Global Investment Management Corp

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC

If you apply for your contract on or after November 13, 2013, the following portfolios are not available for the allocation of contract value or purchase payments:

Fund	Investment Adviser (Subadviser)
Ohio National Fund, Inc.
Millennium Portfolio	(Neuberger Berman Management LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)

The following supplements “National Security” in the prospectus.

Our home office is 810 Seventh Avenue, Suite 3600, New York, NY 10019.

The following supplements “Investment Restrictions for Certain Optional Riders” in the prospectus.

Investment Restrictions for Certain Optional Riders

For the GLWB Plus, Joint GLWB Plus or GPP (2012) riders, the following is added to Investment Options, Category 1:

Federated Insurance Series

Federated Managed Tail Risk Fund II

For the GMIB Plus with Annual Reset (2009), the following is added to Investment Options, Category 1:

PIMCO Variable Insurance Trust

PIMCO Short-Term Portfolio

For the GMIB Plus with Annual Reset (2009), the following is added to Investment Options, Category 2:

Federated Insurance Series

Federated Managed Tail Risk Fund II

The following replaces Appendix C in the prospectus.

Appendix C

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of Model
TOPS® Managed Risk Balanced ETF Portfolio	15%
TOPS® Managed Risk Moderate Growth ETF Portfolio	15%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	10%
PIMCO Global Diversified Allocation Portfolio	10%
Federated Managed Volatility Fund II	8%
Fidelity® VIP Target Volatility Portfolio	8%
Goldman Sachs Global Markets Navigator Fund	8%
Janus INTECH U.S. Low Volatility Portfolio	8%
TOPS® Managed Risk Growth ETF Portfolio	8%
Balanced Portfolio	4%
AllianceBernstein Dynamic Asset Allocation Portfolio	2%
Invesco V.I. Balanced-Risk Allocation Fund	2%
Lazard Retirement Multi-Asset Targeted Volatility Portfolio	2%

Model 1: Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	42%
PIMCO Real Return Portfolio	16%
High Income Bond Portfolio	9%
Invesco V.I. Balanced-Risk Allocation Fund	6%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
PIMCO Global Bond Portfolio (Unhedged)	4%
Goldman Sachs Large Cap Value Fund	3%
Strategic Value Portfolio	3%
Bristol Portfolio	2%
Franklin Flex Cap Growth Securities Fund	2%
Lazard Retirement International Equity Portfolio	2%
Royce Small-Cap Portfolio	2%
Templeton Foreign Securities Fund	2%
PIMCO CommodityRealReturn® Strategy Portfolio	1%

Model 2: Moderately Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	33%
PIMCO Real Return Portfolio	11%
High Income Bond Portfolio	7%
Invesco V.I. Balanced-Risk Allocation Fund	7%
Lazard Retirement International Equity Portfolio	6%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
Goldman Sachs Large Cap Value Fund	5%
Templeton Foreign Securities Fund	4%
Royce Small-Cap Portfolio	3%
Strategic Value Portfolio	3%
Bristol Growth Portfolio	2%
Bristol Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
Franklin Flex Cap Growth Securities Fund	2%
PIMCO CommodityRealReturn® Strategy Portfolio	2%
PIMCO Global Bond Portfolio (Unhedged)	2%
Bryton Growth Portfolio	1%

Model 3: Balanced

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	21%
Lazard Retirement International Equity Portfolio	9%
Invesco V.I. Balanced-Risk Allocation Fund	8%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	8%
Goldman Sachs Large Cap Value Fund	7%
PIMCO Real Return Portfolio	7%
Templeton Foreign Securities Fund	7%
Strategic Value Portfolio	5%
Franklin Flex Cap Growth Securities Fund	4%
High Income Bond Portfolio	4%
Bristol Portfolio	3%
Fidelity® VIP Mid Cap Portfolio	3%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Royce Small-Cap Portfolio	3%
Bristol Growth Portfolio	2%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
PIMCO CommodityRealReturn® Strategy Portfolio	2%

Model 4: Moderate Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	11%
Goldman Sachs Large Cap Value Fund	10%
PIMCO Total Return Portfolio	10%
Templeton Foreign Securities Fund	10%
Invesco V.I. Balanced-Risk Allocation Fund	7%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	7%
Royce Small-Cap Portfolio	7%
Strategic Value Portfolio	7%
Franklin Flex Cap Growth Securities Fund	6%
Fidelity® VIP Mid Cap Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
Bristol Portfolio	3%
Bryton Growth Portfolio	3%
PIMCO Real Return Portfolio	3%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
High Income Bond Portfolio	2%
PIMCO CommodityRealReturn® Strategy Portfolio	2%

Model 5: Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	13%
Templeton Foreign Securities Fund	12%
Goldman Sachs Large Cap Value Fund	11%
Royce Small-Cap Portfolio	10%
Strategic Value Portfolio	9%
Franklin Flex Cap Growth Securities Fund	7%
Invesco V.I. Balanced-Risk Allocation Fund	6%
Lazard Retirement Emerging Markets Equity Portfolio	5%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	5%
Bristol Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%
Bryton Growth Portfolio	3%
PIMCO CommodityRealReturn® Strategy Portfolio	3%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
High Income Bond Portfolio	2%
PIMCO Real Return Portfolio	2%

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